Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Income Taxes [Line Items]
Income tax PRC, description	the relevant laws and regulations in the PRC, beginning from January 1, 2020, Puyi Bohui has been qualified for west development taxation preference and subject to an income tax rate of 15%. Shenzhen Zhongxiang is qualified for Shenzhen Qianhai modern services cooperation district entity tax preference and is subject to an income tax rate for 15%, and Shenzhen Zhongxiang was sold to a third-party in March 2023. Chongqing Fengyi and Puyi Consulting are qualified for west development taxation preference and are subject to an income tax rate for 15%. Based on the operating status of Puyi Dake, it has been certified as a High and New Technology Enterprise (“HNTE”), thus enjoys a preferential tax treatment of an income tax rate of 15%. Puyi Family Office and other PRC subsidiaries are subject to a standard 25% EIT.	the relevant laws and regulations in the PRC, beginning from January 1, 2020, Puyi Bohui has been qualified for west development taxation preference and subject to an income tax rate of 15%. Shenzhen Zhongxiang is qualified for Shenzhen Qianhai modern services cooperation district entity tax preference and is subject to an income tax rate for 15%, and Shenzhen Zhongxiang was sold to a third-party in March 2023. Chongqing Fengyi and Puyi Consulting are qualified for west development taxation preference and are subject to an income tax rate for 15%. Based on the operating status of Puyi Dake, it has been certified as a High and New Technology Enterprise (“HNTE”), thus enjoys a preferential tax treatment of an income tax rate of 15%. Puyi Family Office and other PRC subsidiaries are subject to a standard 25% EIT.
Valuation allowance	¥ 21,684		¥ 6,059
Net change of valuation allowance	(15,625)	$ (2,155)	(3,775)	¥ (230)
Total tax loss carry-forwards	149,477		¥ 184,258
Percentage of income tax rate			100.00%
Unrecognized tax benefits	¥ 13,760		¥ 13,500	¥ 12,100	$ 1,898	$ 2,015	$ 1,874	¥ 9,300	$ 1,316
HONG KONG
Income Taxes [Line Items]
Income tax PRC, description	On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.	On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.
Withholding tax rate	5.00%	5.00%
PRC [Member]
Income Taxes [Line Items]
Withholding tax rate	10.00%	10.00%
Maximum [Member]
Income Taxes [Line Items]
Net change of valuation allowance	¥ 23,051
Percentage of income tax rate			25.00%
Minimum [Member]
Income Taxes [Line Items]
Net change of valuation allowance	¥ 7,426
Percentage of income tax rate